Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Warrants Outstanding and Exercisable [Line Items]
Weighted Average Exercise Price, beginning balance (in Dollars per share)	$ 0.48	$ 3
Aggregate Intrinsic Value, beginning balance (in Dollars)
Weighted Average Exercise Price, Issued (in Dollars per share)	$ 0.42	$ 0.46
Weighted Average Exercise Price, Exercised (in Dollars per share)	0.38	3
Weighted Average Exercise Prices, Expired (in Dollars per share)
Weighted Average Exercise Price, ending balance (in Dollars per share)	$ 0.4	$ 0.48
Aggregate Intrinsic Value, ending balance (in Dollars)
August 9, 2021 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	2,960,000	6,340,000
Warrants, Issued
Warrants, Exercised		(3,380,000)
Warrants, Expired
Warrants outstanding, ending balance	2,960,000	2,960,000
October 2, 2023 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	35,739,270
Warrants, Issued		35,739,270
Warrants, Exercised	(35,739,270)
Warrants, Expired
Warrants outstanding, ending balance		35,739,270
November 16, 2023 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	53,608,910
Warrants, Issued		53,608,910
Warrants, Exercised	(53,608,910)
Warrants, Expired
Warrants outstanding, ending balance		53,608,910
January 17, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	160,826,730
Warrants, Issued		160,826,730
Warrants, Exercised	(160,826,730)
Warrants, Expired
Warrants outstanding, ending balance		160,826,730
March 5, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	37,100,000
Warrants, Issued		37,100,000
Warrants, Exercised
Warrants, Expired
Warrants outstanding, ending balance	37,100,000	37,100,000
July 3, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance
Warrants, Issued	660,000,150
Warrants, Exercised	(660,000,150)
Warrants, Expired
Warrants outstanding, ending balance
November 4, 2024 Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance
Warrants, Issued	1,083,870,000
Warrants, Exercised
Warrants, Expired
Warrants outstanding, ending balance	1,083,870,000
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	290,234,910	6,340,000
Warrants, Issued	1,743,870,150	287,274,910
Warrants, Exercised	(910,175,060)	(3,380,000)
Warrants, Expired
Warrants outstanding, ending balance	1,123,930,000	290,234,910